Note 21 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 462,305	€ 459,662
Liabilities due to central banks	21,070	38,323
Deposits from banks	38,891	26,935
Deposits from customers	402,344	394,404
Debt instrument issued	63,158	55,429
Other financial liabilities	16,207	14,081
Financial liabilities at amortised cost	541,671	529,172
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	189	205
Deposits from banks	7,314	11,434
Deposits from customers	308,688	316,082
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	11,254	33,534
Deposits from banks	12,875	11,787
Deposits from customers	89,588	76,063
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	9,627	4,584
Deposits from banks	18,703	3,714
Deposits from customers	€ 4,067	€ 2,259